CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based compensation expense	¥ (36,246)	$ (5,555)	¥ (59,172)	¥ (124,253)
Cost of revenues
Share-based compensation expense	(379)	(58)	(983)	(2,265)
Selling and marketing expenses
Share-based compensation expense	(1,842)	(282)	(6,502)	(8,866)
General and administrative expenses
Share-based compensation expense	(26,242)	(4,022)	(36,719)	(84,645)
Research and development expenses
Share-based compensation expense	¥ (7,783)	$ (1,193)	¥ (14,968)	¥ (28,477)